Taxes	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
TAXES

NOTE 18 – TAXES

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/ (loss) from its PRC operations for the years ended June 30, 2023, 2022 and 2021.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

E-Home Hong Kong is not subject to tax on income or capital gain since there has no operations in Hong Kong for the years ended June 30, 2023, 2022 and 2021.

PRC

Income Tax

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008. 25% tax rates apply to all the PRC operation subsidiaries in the Company.

The provision for income tax for the years ended June 30, 2023, 2022 and 2021, consisted of the following:

	2023	2022	2021
Current income tax provision	$(138,418)	$1,849,570	$2,968,362
Deferred income tax provision	424,753	244,506	704,262
Total	$286,335	$2,094,076	$3,672,624

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2023, 2022 and 2021, respectively:

	2023	2022	2021
Income before income taxes	$(11,760,317)	$8,335,041	$10,072,523
Provision for income taxes at statutory tax rate in the PRC	(2,798,020)	2,083,760	3,660,090
Temporary difference not recognized as deferred tax assets	3,078,891	-	-
Effect of expense for which no income tax is deductible	5,464	10,316	12,534
Income tax expense	$286,335	$2,094,076	$3,672,624

The significant components of deferred tax assets and liabilities as of June 30, 2023 and 2022 were as follows:

	2023	2022
Deferred tax assets
Advanced from customers	$446,246	442,322
Total deferred tax assets	446,246	442,322
Allowance for deferred tax assets	(446,246)	-
Deferred tax assets, net	-	442,322

	2023	2022
Deferred tax liabilities
Business combinations	$1,819,826	-
Total deferred tax liabilities	1,819,826	-

Value Added Tax (“VAT”)

Business tax changed to VAT in China since May 1, 2016. The Company’s revenue of installation is subject to a VAT rate of 11%.

The maintenance and accessories sales were subject to a VAT rate of 17% before May 1, 2018 and were reduced to 16% since then. The VAT rate was reduced to 13% since April 1, 2019.

According to the regulations (Fiscal and Tax [2016] 36), no VAT will be levied if an enterprise provides employee-based household services. E-Home Pingtan applied for the tax exemption in July 2017 and was approved by the State Administration of Taxation (China), so the VAT rate of installation, maintenance, after-sales and cleaning service is nil since July 2017.

Taxes payable

The Company’s taxes payable as of June 30, 2023 and 2022, consisted of the following:

	2023	2022
Income tax payable	$-	$495,009
VAT payable	-	9,725
Other tax payables	-	940
Total	$-	$505,674